UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (405) 778-8377

Date of fiscal year end: November 30

Date of reporting period: August 31, 2019

Item 1. Schedule of Investments.

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS

August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.8%
	COMMUNICATION SERVICES — 3.8%
114	Activision Blizzard, Inc.	$5,768
70	Altice USA, Inc.*	2,022
1,063	AT&T, Inc.	37,481
167	CenturyLink, Inc.	1,901
51	Fox Corp.	1,692
24	New York Times Co. - Class A	701
598	Sprint Corp.*	4,060
125	T-Mobile US, Inc.*	9,756
112	Twitter, Inc.*	4,777
592	Verizon Communications, Inc.	34,431
		102,589
	CONSUMER DISCRETIONARY — 16.4%
10	Advance Auto Parts, Inc.	1,379
72	Amazon.com, Inc.*	127,893
23	American Eagle Outfitters, Inc.	387
36	Aramark	1,471
38	Best Buy Co., Inc.	2,419
97	Caesars Entertainment Corp.*	1,116
25	CarMax, Inc.*	2,082
77	Carnival Corp.	3,394
52	CBS Corp. - Class B	2,187
33	Charter Communications, Inc. - Class A*	13,516
652	Comcast Corp. - Class A	28,857
18	Darden Restaurants, Inc.	2,178
37	Dollar General Corp.	5,775
12	Dunkin’ Brands Group, Inc.	989
20	Expedia Group, Inc.	2,602
571	Ford Motor Co.	5,236
53	Gap, Inc.	837
201	General Motors Co.	7,455
34	Goodyear Tire & Rubber Co.	390
29	H&R Block, Inc.	702
23	Harley-Davidson, Inc.	734
19	Hasbro, Inc.	2,099
44	Hilton Worldwide Holdings, Inc.	4,064
160	Home Depot, Inc.	36,466
6	Hyatt Hotels Corp. - Class A	433
58	Interpublic Group of Cos., Inc.	1,153
41	L Brands, Inc.	677
10	Lear Corp.	1,123
31	Live Nation Entertainment, Inc.*	2,155
116	Lowe’s Cos., Inc.	13,015

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
44	Macy’s, Inc.	$649
49	Marriott International, Inc. - Class A	6,177
108	McDonald’s Corp.	23,541
78	MGM Resorts International	2,189
73	Netflix, Inc.*	21,444
184	NIKE, Inc. - Class B	15,548
24	Nordstrom, Inc.	695
34	Omnicom Group, Inc.	2,586
11	PVH Corp.	834
8	Ralph Lauren Corp.	707
30	Royal Caribbean Cruises Ltd.	3,128
656	Sirius XM Holdings, Inc.	4,048
171	Starbucks Corp.	16,512
42	Tapestry, Inc.	867
73	Target Corp.	7,814
31	TEGNA, Inc.	444
18	Tiffany & Co.	1,528
179	TJX Cos., Inc.	9,840
18	TripAdvisor, Inc.*	684
37	United Airlines Holdings, Inc.*	3,119
57	VF Corp.	4,671
53	Viacom, Inc. - Class B	1,324
265	Walt Disney Co.	36,374
9	Whirlpool Corp.	1,252
11	Williams-Sonoma, Inc.	724
14	Wyndham Destinations, Inc.	621
14	Wyndham Hotels & Resorts, Inc.	719
16	Wynn Resorts Ltd.	1,762
		442,585
	CONSUMER STAPLES — 8.7%
261	Altria Group, Inc.	11,416
19	BJ’s Wholesale Club Holdings, Inc.*	499
8	Bright Horizons Family Solutions, Inc.*	1,320
45	Brown-Forman Corp. - Class B	2,654
43	Campbell Soup Co.	1,935
18	Clorox Co.	2,847
615	Coca-Cola Co.	33,849
125	Colgate-Palmolive Co.	9,269
66	Conagra Brands, Inc.	1,872
24	Constellation Brands, Inc. - Class A	4,904
31	Estee Lauder Cos., Inc. - Class A	6,138

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
87	General Mills, Inc.	$4,681
20	Hershey Co.	3,170
76	Hormel Foods Corp.	3,238
47	Kellogg Co.	2,952
50	Kimberly-Clark Corp.	7,055
169	Kraft Heinz Co.	4,313
115	Kroger Co.	2,723
17	McCormick & Co., Inc./MD	2,769
204	PepsiCo, Inc.	27,893
356	Procter & Gamble Co.	42,802
43	Tyson Foods, Inc. - Class A	4,001
132	Walgreens Boots Alliance, Inc.	6,757
414	Walmart, Inc.	47,304
		236,361
	ENERGY — 3.6%
273	Chevron Corp.	32,138
165	ConocoPhillips	8,610
622	Exxon Mobil Corp.	42,594
95	Marathon Petroleum Corp.	4,675
61	ONEOK, Inc.	4,348
64	Phillips 66	6,312
		98,677
	FINANCIALS — 11.8%
49	Allstate Corp.	5,017
55	Ally Financial, Inc.	1,724
122	American Express Co.	14,685
125	American International Group, Inc.	6,505
20	Ameriprise Financial, Inc.	2,580
9	Assurant, Inc.	1,107
130	Bank of New York Mellon Corp.	5,468
109	BB&T Corp.	5,194
23	BlackRock, Inc.	9,719
67	Capital One Financial Corp.	5,804
178	Charles Schwab Corp.	6,812
14	CIT Group, Inc.	596
324	Citigroup, Inc.	20,849
52	CME Group, Inc.	11,299
22	Comerica, Inc.	1,356
46	Discover Financial Services	3,679
33	E*TRADE Financial Corp.	1,377
5	FactSet Research Systems, Inc.	1,361

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
105	Fifth Third Bancorp	$2,777
16	First American Financial Corp.	935
72	Franklin Resources, Inc.	1,892
52	Goldman Sachs Group, Inc.	10,603
6	Hanover Insurance Group, Inc.	799
52	Hartford Financial Services Group, Inc.	3,031
148	Huntington Bancshares, Inc.	1,961
470	JPMorgan Chase & Co.	51,634
147	KeyCorp	2,440
82	KKR & Co., Inc. - Class A	2,119
30	Lincoln National Corp.	1,586
12	LPL Financial Holdings, Inc.	899
20	M&T Bank Corp.	2,924
75	Marsh & McLennan Cos., Inc.	7,492
138	MetLife, Inc.	6,113
27	Moody’s Corp.	5,821
241	Morgan Stanley	9,999
24	Nasdaq, Inc.	2,396
31	Northern Trust Corp.	2,726
66	PNC Financial Services Group, Inc.	8,509
40	Principal Financial Group, Inc.	2,129
59	Prudential Financial, Inc.	4,725
21	Raymond James Financial, Inc.	1,649
145	Regions Financial Corp.	2,120
36	S&P Global, Inc.	9,367
49	State Street Corp.	2,514
63	SunTrust Banks, Inc.	3,875
101	Synchrony Financial	3,237
35	T. Rowe Price Group, Inc.*	3,872
78	TD Ameritrade Holding Corp.	3,464
38	Travelers Cos., Inc.	5,585
220	U.S. Bancorp	11,592
31	Unum Group	788
21	Voya Financial, Inc.	1,036
654	Wells Fargo & Co.	30,457
		318,198
	HEALTH CARE — 14.0%
240	Abbott Laboratories	20,477
217	AbbVie, Inc.	14,266
47	Agilent Technologies, Inc.	3,342
31	AmerisourceBergen Corp.	2,550
85	Amgen, Inc.	17,733

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
38	Anthem, Inc.	$9,938
72	Baxter International, Inc.	6,332
39	Becton, Dickinson and Co.	9,903
28	Biogen, Inc.*	6,153
198	Boston Scientific Corp.*	8,461
238	Bristol-Myers Squibb Co.	11,441
45	Cardinal Health, Inc.	1,941
102	Celgene Corp.*	9,874
60	Centene Corp.*	2,797
49	Cerner Corp.	3,377
56	Cigna Corp.	8,622
190	CVS Health Corp.	11,575
101	Danaher Corp.	14,351
140	Eli Lilly & Co.	15,816
185	Gilead Sciences, Inc.	11,755
23	Henry Schein, Inc.*	1,417
20	Humana, Inc.	5,664
390	Johnson & Johnson	50,060
15	Laboratory Corp. of America Holdings*	2,513
28	McKesson Corp.	3,872
8	Medidata Solutions, Inc.*	733
358	Merck & Co., Inc.	30,956
800	Pfizer, Inc.	28,440
20	Quest Diagnostics, Inc.	2,047
53	Stryker Corp.	11,695
57	Thermo Fisher Scientific, Inc.	16,362
140	UnitedHealth Group, Inc.	32,760
7	WellCare Health Plans, Inc.*	1,895
		379,118
	INDUSTRIALS — 7.4%
83	3M Co.	13,423
23	AECOM*	816
65	American Airlines Group, Inc.	1,710
65	Arconic, Inc.	1,680
78	Boeing Co.	28,399
82	Caterpillar, Inc.	9,758
23	Cummins, Inc.	3,433
46	Deere & Co.	7,126
94	Delta Air Lines, Inc.	5,439
88	Emerson Electric Co.	5,244
38	FedEx Corp.	6,027
49	Fortive Corp.	3,474
1,279	General Electric Co.	10,552

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
6	Huntington Ingalls Industries, Inc.	$1,254
19	Jacobs Engineering Group, Inc.	1,688
43	JetBlue Airways Corp.*	745
32	L3Harris Technologies, Inc.	6,765
42	Lockheed Martin Corp.	16,133
9	ManpowerGroup, Inc.	736
42	Masco Corp.	1,711
50	Nielsen Holdings PLC	1,038
25	Northrop Grumman Corp.	9,197
16	Owens Corning	918
40	Raytheon Co.	7,413
46	Republic Services, Inc.	4,105
18	Robert Half International, Inc.	962
17	Rockwell Automation, Inc.	2,597
78	Southwest Airlines Co.	4,081
15	Spirit AeroSystems Holdings, Inc. - Class A	1,209
22	Stanley Black & Decker, Inc.	2,923
26	TransUnion	2,175
102	United Parcel Service, Inc. - Class B	12,103
124	United Technologies Corp.	16,150
8	W.W. Grainger, Inc.	2,189
61	Waste Management, Inc.	7,280
		200,453
	INFORMATION TECHNOLOGY — 29.4%‡
70	Adobe Systems, Inc.*	19,916
157	Advanced Micro Devices, Inc.*	4,938
8	Alliance Data Systems Corp.	984
43	Alphabet, Inc. - Class A*	51,193
662	Apple, Inc.	138,186
130	Applied Materials, Inc.	6,242
12	Arrow Electronics, Inc.*	830
32	Autodesk, Inc.*	4,570
62	Automatic Data Processing, Inc.	10,530
21	Booz Allen Hamilton Holding Corp.	1,586
17	Broadridge Financial Solutions, Inc.	2,200
22	CDW Corp.	2,541
614	Cisco Systems, Inc.	28,741
19	Citrix Systems, Inc.	1,767
111	Corning, Inc.	3,091
23	Dell Technologies, Inc. - Class C*	1,185
124	eBay, Inc.	4,996
45	Electronic Arts, Inc.*	4,216

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
354	Facebook, Inc. - Class A*	$65,727
46	Fidelity National Information Services, Inc.	6,266
13	Gartner, Inc.*	1,738
22	Global Payments, Inc.	3,651
25	GoDaddy, Inc.*	1,583
213	HP, Inc.	3,896
11	IAC/InterActive Corp*	2,801
644	Intel Corp.	30,532
120	International Business Machines Corp.	16,263
38	Intuit, Inc.	10,958
22	Leidos Holdings, Inc.	1,922
146	Mastercard, Inc. - Class A	41,080
1,117	Microsoft Corp.	153,990
24	Motorola Solutions, Inc.	4,342
18	NCR Corp.*	567
35	NetApp, Inc.	1,682
41	Nuance Communications, Inc.*	689
86	NVIDIA Corp.	14,406
491	Oracle Corp.	25,561
169	PayPal Holdings, Inc.*	18,429
173	QUALCOMM, Inc.	13,454
112	salesforce.com, Inc.*	17,480
8	Science Applications International Corp.	704
100	Symantec Corp.	2,325
7	SYNNEX Corp.	587
5	Tech Data Corp.*	464
135	Texas Instruments, Inc.	16,706
251	Visa, Inc. - Class A	45,386
15	VMware, Inc. - Class A	2,122
43	Western Digital Corp.	2,463
33	Xerox Holdings Corp.	957
		796,443
	MATERIALS — 1.5%
32	Air Products & Chemicals, Inc.	7,229
26	Alcoa Corp.*	466
48	Ball Corp.	3,860
18	Celanese Corp.	2,041
106	DuPont de Nemours, Inc.	7,201
20	Eastman Chemical Co.	1,307
42	Ecolab, Inc.	8,665
15	International Flavors & Fragrances, Inc.	1,646
117	Newmont Goldcorp Corp.	4,667

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS - Concluded

August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
34	PPG Industries, Inc.	$3,767
		40,849
	REAL ESTATE — 0.3%
49	CBRE Group, Inc. - Class A*	2,561
41	Iron Mountain, Inc. - REIT	1,306
7	Jones Lang LaSalle, Inc.	938
108	Weyerhaeuser Co. - REIT	2,842
		7,647
	UTILITIES — 2.9%
34	Alliant Energy Corp.	1,783
35	Ameren Corp.	2,700
71	American Electric Power Co., Inc.	6,472
41	CMS Energy Corp.	2,585
115	Dominion Energy, Inc.	8,927
27	DTE Energy Co.	3,501
104	Duke Energy Corp.	9,645
47	Edison International	3,397
27	Entergy Corp.	3,047
142	Exelon Corp.	6,711
54	NiSource, Inc.	1,596
83	PG&E Corp.*	867
103	PPL Corp.	3,044
73	Public Service Enterprise Group, Inc.	4,414
39	Sempra Energy	5,523
149	Southern Co.	8,681
74	Xcel Energy, Inc.	4,752
		77,645
	TOTAL COMMON STOCKS (Cost $2,659,439)	2,700,565

Principal Amount
	SHORT-TERM INVESTMENTS — 0.0%
759	Invesco Government & Agency Portfolio - Institutional Class, 2.02%#	759
	TOTAL SHORT-TERM INVESTMENTS (Cost $759)	759
	TOTAL INVESTMENTS — 99.8% (Cost $2,660,198)	2,701,324
	Other Assets In Excess Of Liabilities — 0.2%	4,325
	NET ASSETS — 100.0%	$2,705,649

* Non-income producing security.

‡ Please see Note 3 for more information about industry and sector concentration and other risks.

# The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

InsightShares Patriotic Employers ETF

SCHEDULE OF INVESTMENTS

August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.8%
	COMMUNICATION SERVICES — 4.6%
446	AT&T, Inc.	$15,726
2,065	Sprint Corp.*	14,021
187	T-Mobile US, Inc.*	14,596
245	Verizon Communications, Inc.	14,249
		58,592
	CONSUMER DISCRETIONARY — 8.9%
164	CarMax, Inc.*	13,658
324	Comcast Corp. - Class A	14,340
384	General Motors Co.	14,243
931	Goodyear Tire & Rubber Co.	10,679
147	Hilton Worldwide Holdings, Inc.	13,578
68	Home Depot, Inc.	15,498
140	Lowe’s Cos., Inc.	15,708
168	Starbucks Corp.	16,222
		113,926
	CONSUMER STAPLES — 4.4%
344	Archer-Daniels-Midland Co.	13,089
268	General Mills, Inc.	14,419
127	Procter & Gamble Co.	15,269
127	Walmart, Inc.	14,511
		57,288
	ENERGY — 0.9%
367	Schlumberger Ltd.	11,902
	FINANCIALS — 19.0%‡
140	Allstate Corp.	14,335
97	Ameriprise Financial, Inc.	12,511
332	Athene Holding Ltd. - Class A*	12,901
155	Capital One Financial Corp.	13,426
211	Citigroup, Inc.	13,578
414	Citizens Financial Group, Inc.	13,968
255	Hartford Financial Services Group, Inc.	14,861
131	JPMorgan Chase & Co.	14,392
827	KeyCorp	13,728
145	Marsh & McLennan Cos., Inc.	14,484
289	MetLife, Inc.	12,803
330	Morgan Stanley	13,692
1,054	Navient Corp.	13,428
245	Principal Financial Group, Inc.	13,039
175	Progressive Corp.	13,265
142	Prudential Financial, Inc.	11,373

InsightShares Patriotic Employers ETF

SCHEDULE OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
94	Travelers Cos., Inc.	$13,814
306	Wells Fargo & Co.	14,250
		243,848
	HEALTH CARE — 14.6%
76	Amgen, Inc.	15,855
48	Anthem, Inc.	12,553
172	Baxter International, Inc.	15,127
288	Bristol-Myers Squibb Co.	13,844
87	Cigna Corp.	13,395
264	CVS Health Corp.	16,083
266	DaVita, Inc.*	14,995
110	HCA Healthcare, Inc.	13,222
52	Humana, Inc.	14,727
106	McKesson Corp.	14,657
167	Merck & Co., Inc.	14,441
70	Stryker Corp.	15,446
56	UnitedHealth Group, Inc.	13,104
		187,449
	INDUSTRIALS — 19.6%
384	AECOM*	13,624
38	Boeing Co.	13,835
107	Caterpillar, Inc.	12,733
61	Cintas Corp.	16,092
252	Delta Air Lines, Inc.	14,581
171	Eaton Corp. PLC	13,803
82	Honeywell International, Inc.	13,499
64	Huntington Ingalls Industries, Inc.	13,376
158	J.B. Hunt Transport Services, Inc.	17,070
756	JetBlue Airways Corp.*	13,094
40	Lockheed Martin Corp.	15,364
72	Norfolk Southern Corp.	12,532
44	Northrop Grumman Corp.	16,186
173	Oshkosh Corp.	12,157
276	Southwest Airlines Co.	14,440
83	Union Pacific Corp.	13,443
109	United Rentals, Inc.*	12,269
122	Waste Management, Inc.	14,561
		252,659
	INFORMATION TECHNOLOGY — 12.5%
77	Accenture PLC - Class A	15,259
329	Applied Materials, Inc.	15,799
85	Automatic Data Processing, Inc.	14,436

InsightShares Patriotic Employers ETF

SCHEDULE OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
215	Booz Allen Hamilton Holding Corp.	$16,235
70	CACI International, Inc. - Class A*	15,560
132	CDW Corp.	15,246
252	Cisco Systems, Inc.	11,796
943	Hewlett Packard Enterprise Co.	13,032
299	Intel Corp.	14,176
104	International Business Machines Corp.	14,095
180	Leidos Holdings, Inc.	15,725
		161,359
	MATERIALS — 1.8%
575	Allegheny Technologies, Inc.*	11,396
186	Eastman Chemical Co.	12,159
		23,555
	REAL ESTATE — 3.4%
277	CBRE Group, Inc. - Class A*	14,479
28	Equinix, Inc. - REIT	15,576
102	Jones Lang LaSalle, Inc.	13,673
		43,728
	UTILITIES — 10.1%
183	Ameren Corp.	14,118
156	American Electric Power Co., Inc.	14,219
120	American Water Works Co., Inc.	15,278
181	Dominion Energy, Inc.	14,051
281	Exelon Corp.	13,280
324	FirstEnergy Corp.	14,904
231	Public Service Enterprise Group, Inc.	13,969
253	Southern Co.	14,740
231	Xcel Energy, Inc.	14,835
		129,394
	TOTAL COMMON STOCKS
	(Cost $1,354,163)	1,283,700

Principal Amount
	SHORT-TERM INVESTMENTS — 0.0%
229	Invesco Government & Agency Portfolio - Institutional Class, 2.02%#	229
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $229)	229

InsightShares Patriotic Employers ETF

SCHEDULE OF INVESTMENTS - Concluded

August 31, 2019 (Unaudited)

Value
TOTAL INVESTMENTS — 99.8%
(Cost $1,354,392)	1,283,929
Other Assets In Excess Of Liabilities — 0.2%	2,131
NET ASSETS — 100.0%	$1,286,060

* Non-income producing security.

‡ Please see Note 3 for more information about industry and sector concentration and other risks.

# The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2019 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The Schedule of Investments herein are for the InsightShares LGBT Employment Equality ETF (the “LGBT Employment Equality ETF”) and InsightShares Patriotic Employers ETF (the “Patriotic Employers ETF”) (each a “Fund” and collectively the “Funds”). Each Fund is a passively managed exchange-traded fund (“ETF”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The LGBT Employment Equality ETF’s investment objective is to seek to provide investment results that, before fees and expenses, track the price and yield performance of the UBS LGBT Employment Equality Index. The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on January 10, 2018.

The Patriotic Employers ETF’s investment objective is to seek to provide investment results that, before fees and expenses, track the price and yield performance of the Military Veterans Index. The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on January 18, 2018.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Funds’ Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s Net Asset Value (“NAV”) and the prices used by each Fund’s Index. This may result in a difference between each Funds’ performance and the performance of each Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of August 31, 2019 for each Fund based upon the three levels defined above:

LGBT Employment Equality ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$2,700,565	$-	$-	$2,700,565
Short-Term Investments	$759	$-	$-	$759
Total	$2,701,324	$-	$-	$2,701,324

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

Patriotic Employers ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$1,283,700	$-	$-	$1,283,700
Short-Term Investments	$229	$-	$-	$229
Total	$1,283,929	$-	$-	$1,283,929

*The Fund did not hold any Level 3 securities at period end.

(1)For a detailed break-out of common stocks by market segment, please refer to the Schedules of Investments.

(b) Investment Transactions

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Note 3 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Funds’ prospectus.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. The Funds have a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, a Fund’s shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. An active trading market for shares of a Fund may not develop or be maintained, and, particularly during times of market stress, Authorized Participants or market makers may step away from their respective roles in making a market in shares of the Funds and in executing purchase or redemption orders. This could, in turn, lead to variances between the market price of the Funds’ shares and the value of its underlying securities.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are susceptible to general stock market fluctuations and economic conditions and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

Early Close/Trading Halt Risk. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt a Fund’s creation and redemption process, potentially affect the price at which a Fund’s shares trade in the secondary market, and/or result in a Fund being unable to trade certain securities or financial instruments. In these circumstances, such Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk. Tracking error refers to the risk that the Sub-Adviser may not be able to cause a Fund’s performance to match or correlate to that of its Index, either on a daily or aggregate basis. There are a number of factors that may contribute to the Funds’ tracking error, such as Fund expenses, imperfect correlation between each Fund’s investments and those of each Index, rounding of share prices, the timing or magnitude of changes to the composition of each Index, regulatory policies, and high portfolio turnover rate. Each Fund incurs operating expenses not applicable to its Index and incurs costs associated with buying and selling securities, especially when rebalancing each Fund’s securities holdings to reflect changes in the composition of its Index. To the extent a Fund utilizes a sampling approach, it may experience tracking error to a greater extent that if a Fund sought to replicate its Index. Tracking error may cause the Funds’ performance to be less than expected.

Industry Concentration Risk. Because each Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Funds are subject to loss due to adverse occurrences that may affect that industry or group of industries. To the extent the Funds concentrate in the securities of issuers in a particular industry, the Funds may face more risks than if it were diversified more broadly over numerous industries. Such industry-based risks, any of which may adversely affect the Funds may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Funds.

Large Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Market Risk. An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

Mid-Capitalization Risk. The mid-capitalization companies in which a Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large capitalization companies. Also, there is typically less publicly available information concerning smaller capitalization companies than for larger, more established companies. Small capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

New/Smaller Fund Risk. A new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are fully invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. Similarly, a new or smaller Fund’s investment strategy may require a longer period of time to show returns that are representative of the strategy. New funds have limited performance histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. If a new or smaller Fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted. Further, when a fund’s size is small, the fund may experience low trading volumes and wide bid/ask spreads. In addition, the fund may face the risk of being delisted if the fund does not meet certain conditions of the listing exchange. If the fund were to be required to delist from the listing exchange, the value of the fund may rapidly decline and performance may be negatively impacted. There can be no assurance that a Fund will achieve an economically viable size. Any of the foregoing may result in a Fund being liquidated. The Fund may be liquidated by the Board of Trustees without a shareholder vote. In a liquidation, shareholders of a Fund will receive an amount equal to the Fund’s NAV, after the deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during a Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Operational Risk. Each Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Funds. Although each Fund and its service providers seek to mitigate these operational risks through their internal controls and operational risk management processes, these measures may not identify or may be inadequate to address all such risks.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

Passive Investment Risk. The Funds are not actively managed. Therefore, unless a specific security is removed from a Fund’s Index, or the selling of that security is otherwise required upon a rebalancing of the Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from either Fund’s Index, a Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Funds involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of a Fund’s shares will decline, more or less, in correspondence with any decline in value of its Index. Neither Index may contain the appropriate mix of securities for any particular point in the business cycle of the overall economy, particular economic sectors, or narrow industries within which the commercial activities of the companies comprising the portfolio securities holdings of the Funds are conducted, and the timing of movements from one type of security to another in seeking to sample either Index could have a negative effect on a Fund. Unlike other funds that select investments based on analyses of financial or other information relating to companies, the economy or markets, each Fund, like other sector-focused or other narrowly-focused index funds, invests in companies included in its Index in accordance with its investment objective of tracking the performance of such Index. There can be no assurance that an investment in such companies would not underperform the broader market or investments with a different focus. The Funds should not be considered a complete investment program. Unlike with an actively managed fund, the Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Funds’ performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Ratings Methodology Risk. The LGBT Employment Equality ETF seeks to track the performance of stocks of companies that have obtained a rating of 85 or higher on the HRC’s CEI point scale (“HRC”). The Patriotic Employers ETF seeks to track the performance of stocks of companies that are included on Victory Media’s list of Military Friendly® Employers (“VIQTORY”). Changes in the ratings methodologies used by the HRC or VIQTORY may have an adverse effect on the Funds. No assurance can be given that stocks of companies with a particular rating will outperform stocks of other companies. Moreover, there is no guarantee that the ratings methodologies will generate or produce the intended results, and stocks of companies that have obtained a rating from HRC or VIQTORY may underperform stocks of companies that have obtained a lower rating or have not been rated.

The trend of companies supporting workplace equality for LGBT employees is relatively recent, and there may be a limited number of companies which meet the Index’s criteria. In addition, political trends towards increasing legal equality for LGBT persons could stall or reverse: whether as a result or separately, the number of companies supporting workplace equality for LGBT employees could stop increasing or even decrease.

Real Estate Investment Trusts (REITs) Risk. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Funds’ investments in REITs. Investing in REITs may subject the Funds to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Funds’ investment in REITs. Certain REITs have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency and defaults by borrowers. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Code and failing to maintain exemption from the registration requirements of the 1940 Act.

Sector Focus Risk. Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of its Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Funds may have exposure over time and should not be relied on as such.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Concluded

August 31, 2019 (Unaudited)

Information Technology Sector Risk (InsightShares LGBT Employment Equality ETF only). The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Financials Sector Risk (InsightShares Patriotic Employers ETF only). Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Trading Risk. Although the shares of a Fund are listed for trading on a listing exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in a Fund’s shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in a Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of a Fund will continue to be met or will remain unchanged.

Note 4 – Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in each Fund’s financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	October 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	October 23, 2019

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	October 23, 2019